Document and Entity Information	0 Months Ended
Mar. 04, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 04, 2015
Registrant Name	DIREXION FUNDS
Central Index Key	0001040587
Amendment Flag	false
Document Creation Date	Mar. 04, 2015
Document Effective Date	Mar. 04, 2015
Prospectus Date	Feb. 27, 2015
Direxion Indexed Commodity Strategy Fund | Class A
Risk/Return:
Trading Symbol	DXCTX
Direxion Indexed Commodity Strategy Fund | Institutional Class
Risk/Return:
Trading Symbol	DXCIX
Direxion Indexed Commodity Strategy Fund | Class C
Risk/Return:
Trading Symbol	DXSCX